Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2022	December 31, 2021
Prepaid voyage costs	$8,825	$2,829
Inventories	32,667	21,072
Claims receivable	12,694	5,568
Other	6,110	3,651
Total prepaid expenses and other current assets	$60,296	$33,120

Inventories are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2022 and 2021.

Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.